Note 11 - Income Tax - Deferred Tax Positions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Other items	$ (131)	$ (126)	$ (214)
Deferred tax assets not recognized	(20,298)	(19,171)	(14,106)
Total Deferred Tax	0	0	0
Warrants [member]
Statement Line Items [Line Items]
Warrants	0	275	739
Unused tax losses [member]
Statement Line Items [Line Items]
Warrants	$ 20,429	$ 19,022	$ 13,581